Restatement - Schedule of Change in Financial Statements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Film Assets		$ 25,536	$ 27,360
Cost of Goods Sold		18,000	6,840
Salaries			30,300
App Development			53,500
Marketing Services			21,500
Total Expenses		104,519	149,148
Net Loss	$ (6,482)	$ (40,964)	(57,031)
Stock issued for services			96,500
Additional Paid in Capital			136,048
Accumulated Deficit			(63,513)
Original [Member]
Film Assets			34,200
Cost of Goods Sold			21,500
Salaries			3,300
App Development			$ 8,500
Marketing Services
Total Expenses			$ 55,648
Net Loss			$ 21,809
Stock issued for services
Additional Paid in Capital			$ 109,049
Accumulated Deficit			$ 15,327